Taxation - Schedule of Components of Income (Loss) Before Income Tax Expense (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 PRC entities [Member] CNY	Dec. 31, 2011 PRC entities [Member] CNY	Dec. 31, 2010 PRC entities [Member] CNY	Dec. 31, 2012 Non-PRC entities [Member] CNY	Dec. 31, 2011 Non-PRC entities [Member] CNY	Dec. 31, 2010 Non-PRC entities [Member] CNY
Income Taxes [Line Items]
Income before income tax expense					608,637	526,236	322,428
Loss before income tax expense								(42,952)	(58,672)	(30,686)
Income before income tax expense	$ 90,798	565,685	467,564	291,742